Concentrations (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Concentrations Disclosure [Line Items]
Product Distribution Agreement Term	10 years	10 years
Accounts Receivable [Member] | Harvard Bioscience Plan [Member]
Concentrations Disclosure [Line Items]
Concentration Risk, Percentage		100.00%